Capital lease obligations (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of future minimum lease payments due under capital leases
The minimum lease payments due in each of the next five fiscal years are as follows:

2019	$33,886
2020	23,843
2021	15,115
2022	11,621
2023	6,308
Subtotal:	$90,773
Less: amount representing interest (at rates ranging from 2.48% to 7.51%)	(4,205)
Carrying amount of minimum lease payments	$86,568
Less: current portion	(32,250)
Long term portion	$54,318